Subsequent Events (Details) - USD ($)	Jan. 02, 2024	Aug. 05, 2024	Nov. 01, 2023	May 02, 2023	Jan. 29, 2023	Nov. 12, 2022
Subsequent Events [Line Items]
Principal amount			$ 335,000	$ 900,000	$ 50,000	$ 300,000
Sponsor amount	$ 203,409
Subsequent Event [Member] | Second Eternal Loan Amendment [Member]
Subsequent Events [Line Items]
Principal amount		$ 1,500,000